                        GNA VARIABLE INVESTMENT ACCOUNT

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                        GNA VARIABLE INVESTMENT ACCOUNT

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report............................................... F-1
Statements of Assets and Liabilities....................................... F-2
Statements of Operations................................................... F-3
Statements of Changes in Net Assets........................................ F-4
Notes to Financial Statements.............................................. F-6

                         INDEPENDENT AUDITORS' REPORT

Contractholders
GNA Variable Investment Account
 and
The Board of Directors
General Electric Capital Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GNA Variable Investment Account (the Account) (comprising the GE Investments Funds, Inc.-Income, Premier Growth Equity, Mid-Cap Value Equity, International Equity, U.S. Equity, and Money Market Funds) as of December 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the GNA Variable Investment Account as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                        GNA VARIABLE INVESTMENT ACCOUNT

                     Statements of Assets and Liabilities

                               December 31, 2001


                                              GE Investments Funds, Inc.
                         --------------------------------------------------------------------
                                      Premier    Mid-Cap
                                       Growth     Value                     U.S.      Money
                                       Equity     Equity   International   Equity    Market
                         Income Fund    Fund       Fund     Equity Fund     Fund      Fund
                         ----------- ---------- ---------- ------------- ---------- ---------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value:
  Income Fund (1,805,062
   shares, cost
   $24,470,387)......... $22,130,059        --         --          --           --        --
  Premier Growth Equity
   Fund (264,418 shares,
   cost $20,120,608)....         --  18,334,739        --          --           --        --
  Mid-Cap Value Equity
   Fund (805,833 shares,
   cost $12,941,460)....         --         --  12,619,338         --           --        --
  International Equity
   Fund (978,254 shares,
   cost $13,353,320)....         --         --         --    8,099,947          --        --
  U. S. Equity Fund
   (782,458 shares, cost
   $27,617,048).........         --         --         --          --    25,202,956       --
  Money Market Fund
   (4,765,562 shares,
   cost $4,765,562).....         --         --         --          --           --  4,765,562
                         ----------- ---------- ----------   ---------   ---------- ---------
    Total assets........ $22,130,059 18,334,739 12,619,338   8,099,947   25,202,956 4,765,562
                         =========== ========== ==========   =========   ========== =========
Net assets:
  Attributable to
   General Electric
   Capital Assurance
   Company.............. $19,779,381 10,937,629  6,719,345   6,987,389   16,679,418 3,717,472
  Attributable to
   deferred variable
   annuity
   contractholders......   2,350,678  7,397,110  5,899,993   1,112,558    8,523,538 1,048,090
                         ----------- ---------- ----------   ---------   ---------- ---------
                         $22,130,059 18,334,739 12,619,338   8,099,947   25,202,956 4,765,562
                         =========== ========== ==========   =========   ========== =========
Outstanding units held
 by contractholders.....     196,709    472,659    449,010     109,073      656,162    90,587
                         =========== ========== ==========   =========   ========== =========
    Net asset value per
     unit............... $     11.95      15.65      13.14       10.20        12.99     11.57
                         =========== ========== ==========   =========   ========== =========

            See accompanying notes to audited financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                           Statements of Operations

                     For the year ended December 31, 2001


                                            GE Investments Funds, Inc.
                         ---------------------------------------------------------------------
                                      Premier     Mid-Cap
                                       Growth      Value                      U.S.      Money
                           Income      Equity      Equity    International   Equity    Market
                            Fund        Fund        Fund      Equity Fund     Fund      Fund
                         ----------  ----------  ----------  ------------- ----------  -------
Investment income:
  Income -- Ordinary
   dividends............ $1,061,740      17,480      88,259       77,398      170,679  190,357
  Expenses:
   Mortality and expense
    risk charges and
    administrative
    expenses (note 3)...     41,672     124,508      98,226       20,679      147,686   17,213
                         ----------  ----------  ----------   ----------   ----------  -------
    Net investment
     income (expense)...  1,020,068    (107,028)     (9,967)      56,719       22,993  173,144
                         ----------  ----------  ----------   ----------   ----------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    (21,639)    380,411     574,031      (35,669)     187,381      --
  Unrealized
   appreciation
   (depreciation) on
   investments..........    528,417  (2,852,253) (1,075,134)  (2,248,981)  (2,900,859)     885
Capital gain
 distribution...........        --      536,982     451,496       33,905       91,597      --
                         ----------  ----------  ----------   ----------   ----------  -------
    Net realized and
     unrealized gain
     (loss) on
     investments........    506,778  (1,934,860)    (49,607)  (2,250,745)  (2,621,881)     885
                         ----------  ----------  ----------   ----------   ----------  -------
    Increase (decrease)
     in net assets from
     operations......... $1,526,846  (2,041,888)    (59,574)  (2,194,026)  (2,598,888) 174,029
                         ==========  ==========  ==========   ==========   ==========  =======

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                      Statements of Changes in Net Assets

                                             GE Investments Fund, Inc.
                         -----------------------------------------------------------------------
                                                     Premier Growth       Mid-Cap Value Equity
                              Income Fund              Equity Fund                Fund
                         -----------------------  ----------------------  ----------------------
                          Year ended December      Year ended December     Year ended December
                                  31,                      31,                     31,
                         -----------------------  ----------------------  ----------------------
                            2001         2000        2001        2000        2001        2000
                         -----------  ----------  ----------  ----------  ----------  ----------
Increase in net assets
From operations:
  Net investment income
   (loss)............... $ 1,020,068   1,217,278    (107,028)   (133,997)     (9,967)     21,310
  Net realized gain
   (loss)...............     (21,639)    (93,048)    380,411   1,944,637     574,031     410,087
  Unrealized
   appreciation
   (depreciation) on
   investments..........     528,417     937,762  (2,852,253) (4,483,372) (1,075,134)     40,262
  Capital gain
   distribution.........         --            0     536,982   1,290,331     451,496     480,839
                         -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.........   1,526,846   2,061,992  (2,041,888) (1,382,401)    (59,574)    952,498
                         -----------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
  Net effect of
   transactions by
   General Electric
   Capital Assurance
   Company..............      42,273      47,007     126,731     (54,916)      7,722     106,538
  Net contract purchase
   payments.............       1,066       3,168      32,098     110,129       9,603     133,435
  Transfers to the
   general account of
   General Electric
   Capital Assurance
   Company
    Surrender Benefits..    (698,444) (1,056,748) (1,495,827) (2,533,314) (1,337,517) (1,584,822)
    Certificate
     maintenance
     charges............        (600)       (642)     (2,224)     (2,887)     (1,980)     (2,109)
  Transfers from (to)
   the Fixed Guarantee
   Period Account (note
   1)...................      27,556     (89,262)      1,996     357,879       8,828    (127,068)
  Interfund transfers...     (60,809)    (42,066)   (172,798)   (403,860)    (26,969)   (112,087)
                         -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions.......    (688,958) (1,138,543) (1,510,024) (2,526,969) (1,340,313) (1,586,113)
                         -----------  ----------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets......     837,888     923,449  (3,551,912) (3,909,370) (1,399,887)   (633,615)
Net assets at beginning
 of year................  21,292,171  20,368,722  21,886,651  25,796,021  14,019,225  14,652,840
                         -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
 year................... $22,130,059  21,292,171  18,334,739  21,886,651  12,619,338  14,019,225
                         ===========  ==========  ==========  ==========  ==========  ==========

                        GNA VARIABLE INVESTMENT ACCOUNT

                               December 31, 2001

                                      GE Investments Fund, Inc., (continued)
                         ----------------------------------------------------------------------
                          International Equity
                                  Fund              U.S. Equity Fund       Money Market Fund
                         -----------------------  ----------------------  ---------------------
                          Year ended December      Year ended December    Year ended December
                                  31,                      31,                    31,
                         -----------------------  ----------------------  ---------------------
                            2001         2000        2001        2000       2001        2000
                         -----------  ----------  ----------  ----------  ---------  ----------
Increase in net assets
From operations:
  Net investment income
   (loss)............... $    56,719      24,985      22,993      23,243    173,144       1,136
  Net realized gain
   (loss)...............     (35,669)    341,319     187,381   1,773,227        --          --
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (2,248,981) (3,551,272) (2,900,859) (3,507,382)       885         --
  Capital gain
   distribution.........      33,905   1,588,205      91,597   1,373,985        --          --
                         -----------  ----------  ----------  ----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.........  (2,194,026) (1,596,763) (2,598,888)   (336,927)   174,029       1,136
                         -----------  ----------  ----------  ----------  ---------  ----------
From capital
 transactions:
  Net effect of
   transactions by
   General Electric
   Capital Assurance
   Company..............      21,188     (16,765)    150,039    (519,910)    18,066     306,879
  Net contract purchase
   payments.............       1,066      27,231      16,320      21,089      1,435       4,578
  Transfers to the
   general account of
   General Electric
   Capital Assurance
   Company
   Surrender benefits...    (424,116)   (251,353) (1,735,328) (2,439,329)  (681,723) (2,194,688)
   Certificate
    maintenance
    charges.............        (508)       (573)     (2,354)     (2,624)      (853)       (885)
Transfers from (to) the
 Fixed Guarantee Period
 Account (note 1).......       2,639      10,822      18,010    (205,870)    (4,366)  1,284,113
Interfund transfers.....      (2,549)    270,024     (65,755)    (81,812)   328,880     369,801
                         -----------  ----------  ----------  ----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital
     transactions.......    (402,280)     39,386  (1,619,067) (3,228,456)  (338,561)   (230,202)
                         -----------  ----------  ----------  ----------  ---------  ----------
    Increase (decrease)
     in net assets......  (2,596,306) (1,557,377) (4,217,955) (3,565,383)  (164,532)   (229,066)
Net assets at beginning
 of year................  10,696,253  12,253,630  29,420,912  32,986,295  4,930,094   5,159,160
                         -----------  ----------  ----------  ----------  ---------  ----------
Net assets at end of
 year................... $ 8,099,947  10,696,253  25,202,956  29,420,912  4,765,562   4,930,094
                         ===========  ==========  ==========  ==========  =========  ==========

                See accompanying notes to financial statements.

                        GNA VARIABLE INVESTMENT ACCOUNT

                         Notes to Financial Statements

                               December 31, 2001


(1) Description of Entity

  GNA Variable Investment Account (the Account) is a separate investment account established in 1981 by Great Northern Insured Annuity Corporation
(GNA) under laws of the State of Washington. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. Effective January 1, 1999, GNA merged with and into General Electric Capital Assurance Company (GECA), its parent company. GECA is an indirect wholly-owned subsidiary of GNA Corporation, GE Financial Assurance Holdings, Inc. (GEFAHI), General Electric Capital Corporation (GECC) and General Electric Company (GE Company). The merger had no impact on net assets or unit values of the Account.

  The Account holds certain benefits for group deferred variable annuity policies issued by GNA. No new contracts are issued in the Account; however, existing contractholders can continue to add premiums to the Account.

  Participants may transfer amounts among the Account's portfolios and the Fixed Guarantee Period Account that is part of the general account of GECA.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments in shares of the portfolios are stated at their fair value, which is based upon the underlying assets of the mutual funds as determined by quoted market prices. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on an average-cost basis. Dividend income is recorded on the ex-dividend date.

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ending December 31, 2001:

                                                                       Proceeds
                                                             Cost of     from
                                                              shares    shares
                                                             acquired    sold
                                                            ---------- ---------
GE Investments Funds, Inc.:
  Income Fund.............................................. $1,200,236   869,126
  Premier Growth Equity Fund...............................  1,813,732 2,893,801
  Mid-Cap Value Equity.....................................  8,643,389 9,542,172
  International Equity Fund................................    403,269   714,925
  U.S. Equity Fund.........................................    870,341 2,374,819
  Money Market Fund........................................    649,986   815,402

                        GNA VARIABLE INVESTMENT ACCOUNT

 (b) Unit Activity

  The increase (decrease) in outstanding units and amounts from capital transactions with contractholders for each of the years in the two year period ended December 31, 2001 are as follows:

                                           GE Investments Funds, Inc.
                         -------------------------------------------------------------------
                                                   Premier Growth
                             Income Fund            Equity Fund         Mid Cap Value Fund
                         ---------------------  ---------------------  ---------------------
                          Units     $ Amount     Units     $ Amount     Units     $ Amount
                         --------  -----------  --------  -----------  --------  -----------
Units purchased.........    9,198        3,168    33,548      468,008    26,157      133,435
Units redeemed.......... (120,253)  (1,188,718) (167,105)  (2,940,061) (164,113)  (1,826,086)
                         --------  -----------  --------  -----------  --------  -----------
Net decrease from
 capital transactions
 with contractholders
 during the year ended
 December 31, 2000...... (111,055) $(1,185,550) (133,557) $(2,472,053) (137,956) $(1,692,651)
                         ========  ===========  ========  ===========  ========  ===========
Units purchased.........    8,233       28,622    68,438       34,094    69,101       18,431
Units redeemed..........  (70,413)    (759,853) (167,238)  (1,670,849) (171,987)  (1,366,465)
                         --------  -----------  --------  -----------  --------  -----------
Net decrease from
 capital transactions
 with contractholders
 during the year ended
 December 31, 2001......  (62,180) $  (731,231)  (98,800) $(1,636,755) (102,886) $(1,348,034)
                         ========  ===========  ========  ===========  ========  ===========
                         International Equity
                                 Fund             U.S. Equity Fund      Money Market Fund
                         ---------------------  ---------------------  ---------------------
                          Units     $ Amount     Units     $ Amount     Units     $ Amount
                         --------  -----------  --------  -----------  --------  -----------
Units purchased.........   15,047      308,078    21,653       21,089   165,871    1,658,492
Units redeemed..........  (12,449)    (251,926) (206,824)  (2,729,635) (215,742)  (2,195,573)
                         --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)
 from capital
 transactions with
 contractholders during
 the year ended
 December 31, 2000......    2,598  $    56,152  (185,171) $(2,708,546)  (49,871) $  (537,081)
                         ========  ===========  ========  ===========  ========  ===========
Units purchased.........   22,810        3,705    34,455       34,330    38,770      330,315
Units redeemed..........  (58,418)    (427,173) (166,867)  (1,803,437)  (70,030)    (686,942)
                         --------  -----------  --------  -----------  --------  -----------
Net decrease from
 capital transactions
 with contractholders
 during the year ended
 December 31, 2001......  (35,608) $  (423,468) (132,412) $(1,769,107)  (31,260)   $(356,627)
                         ========  ===========  ========  ===========  ========  ===========

 (c) Distributions

  The net investment income (loss), realized capital gains and capital gain distributions of the Account are retained and reinvested within the Account.

 (d) Federal Income Taxes

  The operations of the Account are a part of, and are taxed with, the operations of GECA. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax provision was required. GECA is taxed as a life insurance company under the Internal Revenue Code.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                        GNA VARIABLE INVESTMENT ACCOUNT

(3) Related Party Transactions and Contract Charges

  Net contract purchase payments transferred from GECA to the Account represent gross purchase payments recorded by GECA on its group deferred variable annuity products, less deductions for premium taxes in certain states. A withdrawal charge (contingent deferred sales charge) may be assessed against certain amounts withdrawn within five years of any purchase payment. Subject to certain limitations, this charge equals 5% (or less) of the purchase payment surrendered, depending on the time between purchase payment and surrender.

  Each year GECA will deduct a certificate maintenance charge of $40 plus an administration charge at an annual rate of .15% of average daily net assets as partial compensation for certain administrative services. GECA will waive the certificate maintenance charge if at the time of the assessment the account value is $40,000 or greater. In addition, GECA charges the Account at an annual rate of 1.25% of average daily net assets for the mortality and expense risk that GECA assumes. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

  Units are not assigned to capital transactions of GECA and no contract charges are assessed against GECA's net assets.

  GE Investment Management Incorporated (Investment Advisor), an indirect wholly-owned subsidiary of GE Company, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on average daily net assets at an effective rate of .50% for the Money Market and Income Funds, ..55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds, and 1.00% for the International Equity Fund.

(4) Financial Highlights

  A summary of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios by subaccount, for the year ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                         Year ended December 31, 2001
                         -------------------------------------------------------------
                                                     Expenses
                                 Net Assets         as a % of  Investment
                         --------------------------  Average     Income
                          Units  Unit Value  000s   Net Assets   Ratio    Total Return
                         ------- ---------- ------- ---------- ---------- ------------
GE Investments Funds,
 Inc.:
  Income................ 196,709   $11.95   $22,130    1.40%      4.85%        5.93%
  Premier Growth
   Equity............... 472,659    15.65    18,335    1.40%      0.09%      (10.41)%
  Mid-Cap Value Equity.. 449,010    13.14    12,619    1.40%      0.68%       (1.08)%
  International Equity.. 109,073    10.20     8,100    1.40%      0.87%      (21.97)%
  U.S. Equity........... 656,162    12.99    25,203    1.40%      0.65%       (9.75)%
  Money Market..........  90,587    11.57     4,766    1.40%      3.96%        2.53%